Document and Entity Information	Jun. 29, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001633917
Document Type	8-K/A
Document Period End Date	Jun. 29, 2021
Entity Registrant Name	PayPal Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36859
Entity Tax Identification Number	47-2989869
Entity Address, Address Line One	2211 North First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	967-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	PYPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On June 30, 2021, PayPal Holdings, Inc. (the “Company”) filed a Form 8-K under Item 5.02 pursuant to which it announced that the Board of Directors of the Company (the “Board”) had elected Mr. Enrique Lores to its Board, effective as of June 29, 2021. At that time, Mr. Lores had not been appointed to any committees of the Board. On August 18, 2021, the Board appointed Mr. Lores to the Audit, Risk and Compliance Committee of the Board, effective immediately.